Expense Example - Parametric Dividend Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	588	792	1,012	1,645	41	202	378	886